SENIOR UNSECURED DEBENTURES, NET (Tables)	12 Months Ended
Dec. 31, 2012
SENIOR UNSECURED DEBENTURES, NET
Schedule of the Company's net interest expense, including interest expense and other financing costs on bank indebtedness and the senior unsecured debentures

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Gross interest cost	$16,882	$17,647	$19,243
Less: interest capitalized	(491)	(1,193)	(183)

Interest expense	16,391	16,454	19,060
Interest income	(520)	(705)	(307)

Interest expense, net	$15,871	$15,749	$18,753

Schedule of gross interest cost

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Interest on indebtedness initially incurred for a term of more than one year	$16,385	$16,400	$16,572
Other interest	497	1,247	2,671

	$16,882	$17,647	$19,243